Direct participating contracts (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Fair value of underlying items in respect of direct participating contracts	£ 101,425	£ 90,926
Cash and cash equivalents
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Fair value of underlying items in respect of direct participating contracts	2	2
Financial assets at fair value through profit or loss
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Fair value of underlying items in respect of direct participating contracts	103,022	92,037
Other assets
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Fair value of underlying items in respect of direct participating contracts	154	331
Derivative financial instruments
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Fair value of underlying items in respect of direct participating contracts	(1,337)	(1,022)
Other liabilities
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Fair value of underlying items in respect of direct participating contracts	£ (416)	£ (422)